                                             SEC File Nos. 033-08865 / 811-04847
                                                           033-36962 / 811-06175



                                 MAINSTAY FUNDS

             Supplement dated February 2, 2007 ("Supplement") to the
            Statement of Additional Information dated March 1, 2006
                           (as revised April 28, 2006)

         This Supplement updates certain information contained in the above-dated Statement of Additional Information ("SAI") of Eclipse Funds and Eclipse Funds Inc. (the "Funds"). You may obtain copies of the Funds' Prospectus and SAI free of charge, upon request, by calling toll-free 1-800- MAINSTAY (1-800-624-6782), by visiting the Funds' website at www.mainstayfunds.com, or by writing to NYLIFE Distributors LLC, attn: MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054.

On page 86 of the SAI, under the section entitled "Alternative Sales Arrangements" and the sub-section entitled "Purchases at Net Asset Value," the fifth paragraph is deleted in its entirety and replaced with the following:

Class I shares of the Funds are sold at NAV. Class I shares may be purchased by
(1) existing ClassI shareholders, (2) individuals investing at least $5 million in a Fund, and (3) institutional investors. For purposes of Class I share eligibility, the term "institutional investors" includes, but is not limited to, (i) individuals purchasing through certain "wrap fee" or other programs sponsored by a financial intermediary firm (such as a broker-dealer, investment adviser or financial institution) with a contractual arrangement with the Distributor, (ii) individuals purchasing through certain registered investment advisory firms or related group of firms, which in the aggregate own, invest, or manage at least $100 million in securities of unaffiliated issuers, provided that the average individual investment in a Fund by such a firm's client accounts is at least $250,000, (iii) certain employer-sponsored, association or other group retirement or employee benefit plans or trusts having a service arrangement with NYLIM Retirement Plan Services, the Distributor, or their affiliates, (iv) certain financial institutions, endowments, foundations or corporations having a service arrangement with the Distributor or its affiliates, (v) certain investment advisers, dealers or registered investment companies purchasing for their own account or for the account of other institutional investors, (vi) individuals purchasing through certain registered investment advisers that maintain institutional separate accounts with ICAP,
(vii) investors purchasing through certain non-broker/dealer affiliated, registered investment advisory firms, which in the aggregate invest or manage at least $1 million in the MainStay funds, and (viii) investors purchasing through certain registered investment advisory firms that held aggregate holdings of at least $5 million in the ICAP Funds through certain platforms as of August 28, 2006, which maintain, in aggregate, investments of at least $1 million in the MainStay funds.

            Please Retain This Supplement For Your Future Reference.



                                                                    MS15gf-01/07

                                               SEC FILE NOS. 033-36962/811-06175

                                 MAINSTAY FUNDS

                      MainStay Conservative Allocation Fund
                        MainStay Moderate Allocation Fund
                    MainStay Moderate Growth Allocation Fund
                         MainStay Growth Allocation Fund

                    Supplement Dated February 2, 2007 to the
             Statement of Additional Information Dated March 1, 2006

        This Supplement updates certain information contained in the above-dated Statement of Additional Information ("SAI") of MainStay Conservative Allocation Fund, MainStay Moderate Allocation Fund, MainStay Moderate Growth Allocation Fund, and MainStay Growth Allocation Fund (the "Funds"), each a series of Eclipse Funds Inc. You may obtain a copy of the Funds' Prospectus or SAI free of charge, upon request, by calling toll-free 1-800-MAINSTAY (1-800- 624-6782), by visiting the Funds' website at www.mainstayfunds.com, or by writing to NYLIFE Distributors LLC, attn: MainStay Marketing Dept., 169 Lackawanna Avenue, Parsippany, New Jersey 07054.

On page 69 of the SAI, under the section entitled "Alternative Sales Arrangements" and the sub-section entitled "Purchases at Net Asset Value," the fifth paragraph is deleted in its entirety and replaced with the following:

Class I shares of the Funds are sold at NAV. Class I shares may be purchased by
(1) existing Class I shareholders, (2) individuals investing at least $5 million in a Fund, and (3) institutional investors. For purposes of Class I share eligibility, the term "institutional investors" includes, but is not limited to, (i) individuals purchasing through certain "wrap fee" or other programs sponsored by a financial intermediary firm (such as a broker-dealer, investment adviser or financial institution) with a contractual arrangement with the Distributor, (ii) individuals purchasing through certain registered investment advisory firms or related group of firms, which in the aggregate own, invest, or manage at least $100 million in securities of unaffiliated issuers, provided that the average individual investment in a Fund by such a firm's client accounts is at least $250,000, (iii) certain employer-sponsored, association or other group retirement or employee benefit plans or trusts having a service arrangement with NYLIM Retirement Plan Services, the Distributor, or their affiliates, (iv) certain financial institutions, endowments, foundations or corporations having a service arrangement with the Distributor or its affiliates, (v) certain investment advisers, dealers or registered investment companies purchasing for their own account or for the account of other institutional investors, (vi) individuals purchasing through certain registered investment advisers that maintain institutional separate accounts with ICAP, (vii) investors purchasing through certain non-broker/dealer affiliated, registered investment advisory firms, which in the aggregate invest or manage at least $1 million in the MainStay funds, and
(viii) investors purchasing through certain registered investment advisory firms that held aggregate holdings of at least $5 million in the ICAP Funds through certain platforms as of August 28, 2006, which maintain, in aggregate, investments of at least $1 million in the MainStay funds.

            Please Retain This Supplement For Your Future Reference.



                                                                 MSAA15e - 01/07